Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000175097 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175097 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000175097 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000175097 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000175097 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000175097 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000175097 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000175097 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000175097 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000175097 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000175097 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000175097 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000175097 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000175097 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000175097 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000175098 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175098 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000175098 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000175098 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000175098 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000175098 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000175098 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000175098 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000175098 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000175098 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000175098 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000175098 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000175098 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000175098 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000175098 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000175099 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175099 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000175099 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000175099 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000175099 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000175099 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000175099 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000175099 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000175099 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000175099 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000175099 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000175099 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000175099 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000175099 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000175099 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000184543 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184543 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000184543 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000184543 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000184543 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000184543 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000184543 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000184543 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000184543 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000184543 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000184543 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000184543 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000184543 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000184543 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000184543 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000175100 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175100 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000175100 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000175100 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000175100 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000175100 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000175100 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000175100 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000175100 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000175100 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000175100 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000175100 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000175100 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000175100 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000175100 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000175102 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175102 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000175102 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000175102 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000175102 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000175102 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000175102 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000175102 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000175102 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000175102 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000175102 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000175102 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000175102 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000175102 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000175102 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000175103 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175103 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000175103 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000175103 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000175103 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000175103 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000175103 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000175103 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000175103 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000175103 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000175103 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000175103 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000175103 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000175103 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000175103 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000175104 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175104 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000175104 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000175104 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000175104 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000175104 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000175104 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000175104 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000175104 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000175104 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000175104 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000175104 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000175104 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000175104 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000175104 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000175105 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000175105 | Communication Services
Holdings [Line Items]
Percent of Total Investments	12.37%
C000175105 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.49%
C000175105 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.34%
C000175105 | Energy
Holdings [Line Items]
Percent of Total Investments	2.75%
C000175105 | Financials
Holdings [Line Items]
Percent of Total Investments	15.97%
C000175105 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.69%
C000175105 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.01%
C000175105 | Information Technology
Holdings [Line Items]
Percent of Total Investments	20.03%
C000175105 | Materials
Holdings [Line Items]
Percent of Total Investments	2.22%
C000175105 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.75%
C000175105 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.94%
C000175105 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.56%
C000175105 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.79%
C000175105 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.09%
C000019525 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019525 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000019525 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000019525 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000019525 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000019525 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000019525 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000019525 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000019525 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000019525 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000019525 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000019525 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000019525 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000019527 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019527 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000019527 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000019527 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000019527 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000019527 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000019527 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000019527 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000019527 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000019527 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000019527 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000019527 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000019527 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000054928 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054928 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000054928 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000054928 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000054928 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000054928 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000054928 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000054928 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000054928 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000054928 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000054928 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000054928 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000054928 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000184533 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184533 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000184533 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000184533 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000184533 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000184533 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000184533 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000184533 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000184533 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000184533 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000184533 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000184533 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000184533 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000019529 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019529 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000019529 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000019529 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000019529 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000019529 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000019529 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000019529 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000019529 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000019529 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000019529 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000019529 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000019529 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000019528 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019528 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000019528 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000019528 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000019528 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000019528 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000019528 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000019528 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000019528 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000019528 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000019528 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000019528 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000019528 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000054929 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054929 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000054929 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000054929 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000054929 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000054929 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000054929 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000054929 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000054929 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000054929 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000054929 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000054929 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000054929 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000054930 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054930 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000054930 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000054930 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000054930 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000054930 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000054930 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000054930 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000054930 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000054930 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000054930 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000054930 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000054930 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000155673 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155673 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000155673 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000155673 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000155673 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000155673 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000155673 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000155673 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000155673 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000155673 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000155673 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000155673 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000155673 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000155674 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155674 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000155674 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000155674 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000155674 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000155674 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000155674 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000155674 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000155674 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000155674 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000155674 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000155674 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000155674 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000155675 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155675 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.82%
C000155675 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.28%
C000155675 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.85%
C000155675 | Energy
Holdings [Line Items]
Percent of Total Investments	4.48%
C000155675 | Financials
Holdings [Line Items]
Percent of Total Investments	18.83%
C000155675 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.14%
C000155675 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.69%
C000155675 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.64%
C000155675 | Materials
Holdings [Line Items]
Percent of Total Investments	7.39%
C000155675 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.94%
C000155675 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.79%
C000155675 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.15%
C000019522 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019522 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000019522 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000019522 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000019522 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000019522 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019522 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000019522 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000019524 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019524 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000019524 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000019524 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000019524 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000019524 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019524 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000019524 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000054925 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054925 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000054925 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000054925 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000054925 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000054925 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000054925 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000054925 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000184531 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184531 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000184531 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000184531 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000184531 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000184531 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000184531 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000184531 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000019521 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019521 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000019521 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000019521 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000019521 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000019521 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000019521 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000019521 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000054926 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054926 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000054926 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000054926 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000054926 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000054926 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000054926 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000054926 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000054927 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054927 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000054927 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000054927 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000054927 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000054927 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000054927 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000054927 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000155670 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155670 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000155670 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000155670 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000155670 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000155670 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000155670 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000155670 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000155671 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155671 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000155671 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000155671 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000155671 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000155671 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000155671 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000155671 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000155672 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155672 | AssetLord Abbett Developing Growth Fund, Inc. - Class I
Holdings [Line Items]
Percent of Total Investments	20.03%
C000155672 | AssetLord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.13%
C000155672 | AssetLord Abbett Securities Trust - Focused Small Cap Value Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.00%
C000155672 | AssetLord Abbett Securities Trust - International Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	19.20%
C000155672 | AssetLord Abbett Securities Trust - Micro Cap Growth Fund - Class I
Holdings [Line Items]
Percent of Total Investments	10.30%
C000155672 | AssetLord Abbett Securities Trust - Value Opportunities Fund - Class I
Holdings [Line Items]
Percent of Total Investments	20.26%
C000155672 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.08%
C000019537 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019537 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.24%
C000019537 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.94%
C000019537 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.74%
C000019537 | Energy
Holdings [Line Items]
Percent of Total Investments	8.24%
C000019537 | Financials
Holdings [Line Items]
Percent of Total Investments	29.35%
C000019537 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.82%
C000019537 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.33%
C000019537 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.11%
C000019537 | Materials
Holdings [Line Items]
Percent of Total Investments	6.57%
C000019537 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.11%
C000019537 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.55%
C000212762 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000212762 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.24%
C000212762 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.94%
C000212762 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.74%
C000212762 | Energy
Holdings [Line Items]
Percent of Total Investments	8.24%
C000212762 | Financials
Holdings [Line Items]
Percent of Total Investments	29.35%
C000212762 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.82%
C000212762 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.33%
C000212762 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.11%
C000212762 | Materials
Holdings [Line Items]
Percent of Total Investments	6.57%
C000212762 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.11%
C000212762 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.55%
C000212765 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000212765 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.24%
C000212765 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.94%
C000212765 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.74%
C000212765 | Energy
Holdings [Line Items]
Percent of Total Investments	8.24%
C000212765 | Financials
Holdings [Line Items]
Percent of Total Investments	29.35%
C000212765 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.82%
C000212765 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.33%
C000212765 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.11%
C000212765 | Materials
Holdings [Line Items]
Percent of Total Investments	6.57%
C000212765 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.11%
C000212765 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.55%
C000212764 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000212764 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.24%
C000212764 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.94%
C000212764 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.74%
C000212764 | Energy
Holdings [Line Items]
Percent of Total Investments	8.24%
C000212764 | Financials
Holdings [Line Items]
Percent of Total Investments	29.35%
C000212764 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.82%
C000212764 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.33%
C000212764 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.11%
C000212764 | Materials
Holdings [Line Items]
Percent of Total Investments	6.57%
C000212764 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.11%
C000212764 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.55%
C000019538 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019538 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.24%
C000019538 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.94%
C000019538 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.74%
C000019538 | Energy
Holdings [Line Items]
Percent of Total Investments	8.24%
C000019538 | Financials
Holdings [Line Items]
Percent of Total Investments	29.35%
C000019538 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.82%
C000019538 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.33%
C000019538 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.11%
C000019538 | Materials
Holdings [Line Items]
Percent of Total Investments	6.57%
C000019538 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.11%
C000019538 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.55%
C000212760 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000212760 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.24%
C000212760 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.94%
C000212760 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.74%
C000212760 | Energy
Holdings [Line Items]
Percent of Total Investments	8.24%
C000212760 | Financials
Holdings [Line Items]
Percent of Total Investments	29.35%
C000212760 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.82%
C000212760 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.33%
C000212760 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.11%
C000212760 | Materials
Holdings [Line Items]
Percent of Total Investments	6.57%
C000212760 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.11%
C000212760 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.55%
C000212759 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000212759 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.24%
C000212759 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.94%
C000212759 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.74%
C000212759 | Energy
Holdings [Line Items]
Percent of Total Investments	8.24%
C000212759 | Financials
Holdings [Line Items]
Percent of Total Investments	29.35%
C000212759 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.82%
C000212759 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.33%
C000212759 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.11%
C000212759 | Materials
Holdings [Line Items]
Percent of Total Investments	6.57%
C000212759 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.11%
C000212759 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.55%
C000208652 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208652 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208652 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208652 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208652 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208652 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208652 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208652 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000208648 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208648 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208648 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208648 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208648 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208648 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208648 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208648 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000208649 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208649 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208649 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208649 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208649 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208649 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208649 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208649 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000208650 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208650 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208650 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208650 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208650 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208650 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208650 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208650 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000208651 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208651 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208651 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208651 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208651 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208651 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208651 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208651 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000208653 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208653 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208653 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208653 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208653 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208653 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208653 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208653 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000208654 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208654 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208654 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208654 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208654 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208654 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208654 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208654 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000208655 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208655 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208655 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208655 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208655 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208655 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208655 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208655 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000208656 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208656 | Communication Services
Holdings [Line Items]
Percent of Total Investments	20.50%
C000208656 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.10%
C000208656 | Financials
Holdings [Line Items]
Percent of Total Investments	2.16%
C000208656 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.16%
C000208656 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000208656 | Information Technology
Holdings [Line Items]
Percent of Total Investments	43.13%
C000208656 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	5.41%
C000209879 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209879 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209879 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209879 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209879 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209879 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209879 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209879 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209879 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209879 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209879 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209879 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000209875 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209875 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209875 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209875 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209875 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209875 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209875 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209875 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209875 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209875 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209875 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209875 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000209876 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209876 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209876 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209876 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209876 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209876 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209876 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209876 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209876 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209876 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209876 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209876 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000209877 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209877 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209877 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209877 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209877 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209877 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209877 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209877 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209877 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209877 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209877 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209877 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000209878 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209878 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209878 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209878 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209878 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209878 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209878 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209878 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209878 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209878 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209878 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209878 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000209880 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209880 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209880 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209880 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209880 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209880 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209880 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209880 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209880 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209880 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209880 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209880 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000209881 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209881 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209881 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209881 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209881 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209881 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209881 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209881 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209881 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209881 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209881 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209881 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000209882 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209882 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209882 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209882 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209882 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209882 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209882 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209882 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209882 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209882 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209882 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209882 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000209883 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000209883 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.84%
C000209883 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.50%
C000209883 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.48%
C000209883 | Energy
Holdings [Line Items]
Percent of Total Investments	8.27%
C000209883 | Financials
Holdings [Line Items]
Percent of Total Investments	23.31%
C000209883 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.31%
C000209883 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.72%
C000209883 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.26%
C000209883 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000209883 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.62%
C000209883 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.89%
C000019515 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019515 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000019515 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000019515 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000019515 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000019515 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000019515 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000019515 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000019515 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000019515 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000019515 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000019515 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000019515 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000019517 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019517 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000019517 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000019517 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000019517 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000019517 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000019517 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000019517 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000019517 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000019517 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000019517 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000019517 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000019517 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000054922 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054922 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000054922 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000054922 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000054922 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000054922 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000054922 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000054922 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000054922 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000054922 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000054922 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000054922 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000054922 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000184529 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184529 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000184529 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000184529 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000184529 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000184529 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000184529 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000184529 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000184529 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000184529 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000184529 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000184529 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000184529 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000019519 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019519 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000019519 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000019519 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000019519 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000019519 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000019519 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000019519 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000019519 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000019519 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000019519 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000019519 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000019519 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000019518 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019518 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000019518 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000019518 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000019518 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000019518 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000019518 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000019518 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000019518 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000019518 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000019518 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000019518 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000019518 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000054923 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054923 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000054923 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000054923 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000054923 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000054923 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000054923 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000054923 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000054923 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000054923 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000054923 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000054923 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000054923 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000054924 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054924 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000054924 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000054924 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000054924 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000054924 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000054924 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000054924 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000054924 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000054924 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000054924 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000054924 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000054924 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000155667 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155667 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000155667 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000155667 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155667 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000155667 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000155667 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000155667 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000155667 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000155667 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000155667 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000155667 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000155667 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000155668 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155668 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000155668 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000155668 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155668 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000155668 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000155668 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000155668 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000155668 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000155668 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000155668 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000155668 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000155668 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000155669 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155669 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.88%
C000155669 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.52%
C000155669 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000155669 | Energy
Holdings [Line Items]
Percent of Total Investments	7.23%
C000155669 | Financials
Holdings [Line Items]
Percent of Total Investments	28.34%
C000155669 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.69%
C000155669 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.38%
C000155669 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.96%
C000155669 | Materials
Holdings [Line Items]
Percent of Total Investments	4.07%
C000155669 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.97%
C000155669 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.95%
C000155669 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.71%
C000101588 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000101588 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000101588 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000101588 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000101588 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000101588 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000101588 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000101588 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000101588 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000101589 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000101589 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000101589 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000101589 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000101589 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000101589 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000101589 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000101589 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000101589 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000101590 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000101590 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000101590 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000101590 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000101590 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000101590 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000101590 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000101590 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000101590 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000184541 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184541 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000184541 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000184541 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000184541 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000184541 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000184541 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000184541 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000184541 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000101591 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000101591 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000101591 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000101591 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000101591 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000101591 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000101591 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000101591 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000101591 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000101592 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000101592 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000101592 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000101592 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000101592 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000101592 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000101592 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000101592 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000101592 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000101593 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000101593 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000101593 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000101593 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000101593 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000101593 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000101593 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000101593 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000101593 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155685 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155685 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000155685 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000155685 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000155685 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000155685 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000155685 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000155685 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000155685 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155686 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155686 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000155686 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000155686 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000155686 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000155686 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000155686 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000155686 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000155686 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155687 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155687 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.27%
C000155687 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.69%
C000155687 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.02%
C000155687 | Financials
Holdings [Line Items]
Percent of Total Investments	0.81%
C000155687 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.15%
C000155687 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.46%
C000155687 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.20%
C000155687 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	4.40%
C000208658 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208658 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208658 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000208659 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208659 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208659 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000208660 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208660 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208660 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000208661 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208661 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208661 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000208662 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208662 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208662 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000208664 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208664 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208664 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000208665 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208665 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208665 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000208667 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208667 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208667 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000208666 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000208666 | Health Care
Holdings [Line Items]
Percent of Total Investments	96.43%
C000208666 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000019658 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019658 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000019658 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000019658 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000019658 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000019658 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000019658 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000019658 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000019658 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000019658 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000019658 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000019658 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019658 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000019660 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019660 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000019660 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000019660 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000019660 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000019660 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000019660 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000019660 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000019660 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000019660 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000019660 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000019660 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019660 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000054937 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054937 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000054937 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000054937 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000054937 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000054937 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000054937 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000054937 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000054937 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000054937 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000054937 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000054937 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054937 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000184538 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184538 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000184538 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000184538 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000184538 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000184538 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000184538 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000184538 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000184538 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000184538 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000184538 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000184538 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000184538 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000019662 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019662 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000019662 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000019662 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000019662 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000019662 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000019662 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000019662 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000019662 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000019662 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000019662 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000019662 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019662 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000019661 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019661 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000019661 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000019661 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000019661 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000019661 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000019661 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000019661 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000019661 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000019661 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000019661 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000019661 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000019661 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000054938 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054938 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000054938 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000054938 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000054938 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000054938 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000054938 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000054938 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000054938 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000054938 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000054938 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000054938 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054938 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000054939 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054939 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000054939 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000054939 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000054939 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000054939 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000054939 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000054939 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000054939 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000054939 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000054939 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000054939 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000054939 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000155679 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155679 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000155679 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000155679 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000155679 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000155679 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000155679 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000155679 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000155679 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000155679 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000155679 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000155679 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000155679 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000155680 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155680 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000155680 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000155680 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000155680 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000155680 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000155680 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000155680 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000155680 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000155680 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000155680 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000155680 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000155680 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000155681 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155681 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.26%
C000155681 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.36%
C000155681 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.91%
C000155681 | Energy
Holdings [Line Items]
Percent of Total Investments	3.06%
C000155681 | Financials
Holdings [Line Items]
Percent of Total Investments	13.92%
C000155681 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.49%
C000155681 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.81%
C000155681 | Information Technology
Holdings [Line Items]
Percent of Total Investments	11.94%
C000155681 | Materials
Holdings [Line Items]
Percent of Total Investments	8.77%
C000155681 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.63%
C000155681 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.21%
C000155681 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.64%
C000065058 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000065058 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000065058 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000065058 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000065058 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000065058 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000065058 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000065058 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000065058 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000065058 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000065058 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000065058 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000065058 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000065058 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000065058 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000065060 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000065060 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000065060 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000065060 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000065060 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000065060 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000065060 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000065060 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000065060 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000065060 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000065060 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000065060 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000065060 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000065060 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000065060 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000065061 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000065061 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000065061 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000065061 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000065061 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000065061 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000065061 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000065061 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000065061 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000065061 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000065061 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000065061 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000065061 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000065061 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000065061 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000184539 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184539 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000184539 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000184539 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000184539 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000184539 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000184539 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000184539 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000184539 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000184539 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000184539 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000184539 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000184539 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000184539 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000184539 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000065062 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000065062 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000065062 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000065062 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000065062 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000065062 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000065062 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000065062 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000065062 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000065062 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000065062 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000065062 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000065062 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000065062 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000065062 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000065063 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000065063 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000065063 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000065063 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000065063 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000065063 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000065063 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000065063 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000065063 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000065063 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000065063 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000065063 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000065063 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000065063 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000065063 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000065064 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000065064 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000065064 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000065064 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000065064 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000065064 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000065064 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000065064 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000065064 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000065064 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000065064 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000065064 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000065064 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000065064 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000065064 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000155682 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155682 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000155682 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000155682 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000155682 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000155682 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000155682 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000155682 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000155682 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000155682 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155682 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000155682 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000155682 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000155682 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000155682 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000155683 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155683 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000155683 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000155683 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000155683 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000155683 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000155683 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000155683 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000155683 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000155683 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155683 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000155683 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000155683 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000155683 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000155683 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000155684 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155684 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.85%
C000155684 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.76%
C000155684 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.71%
C000155684 | Energy
Holdings [Line Items]
Percent of Total Investments	7.10%
C000155684 | Financials
Holdings [Line Items]
Percent of Total Investments	27.63%
C000155684 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000155684 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.96%
C000155684 | Information Technology
Holdings [Line Items]
Percent of Total Investments	3.44%
C000155684 | Materials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155684 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.11%
C000155684 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.92%
C000155684 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.93%
C000155684 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.12%
C000155684 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.02%
C000019535 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019535 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.31%
C000019535 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.53%
C000019535 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.32%
C000019535 | Financials
Holdings [Line Items]
Percent of Total Investments	6.22%
C000019535 | Health Care
Holdings [Line Items]
Percent of Total Investments	35.51%
C000019535 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.01%
C000019535 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.30%
C000019535 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.39%
C000019535 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.27%
C000019535 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.14%
C000221454 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000221454 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.31%
C000221454 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.53%
C000221454 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.32%
C000221454 | Financials
Holdings [Line Items]
Percent of Total Investments	6.22%
C000221454 | Health Care
Holdings [Line Items]
Percent of Total Investments	35.51%
C000221454 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.01%
C000221454 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.30%
C000221454 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.39%
C000221454 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.27%
C000221454 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.14%
C000221457 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000221457 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.31%
C000221457 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.53%
C000221457 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.32%
C000221457 | Financials
Holdings [Line Items]
Percent of Total Investments	6.22%
C000221457 | Health Care
Holdings [Line Items]
Percent of Total Investments	35.51%
C000221457 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.01%
C000221457 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.30%
C000221457 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.39%
C000221457 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.27%
C000221457 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.14%
C000019536 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019536 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.31%
C000019536 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.53%
C000019536 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.32%
C000019536 | Financials
Holdings [Line Items]
Percent of Total Investments	6.22%
C000019536 | Health Care
Holdings [Line Items]
Percent of Total Investments	35.51%
C000019536 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.01%
C000019536 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.30%
C000019536 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.39%
C000019536 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.27%
C000019536 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.14%
C000019539 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019539 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000019539 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000019539 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000019539 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000019539 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000019539 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000019539 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000019539 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000019539 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000019539 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000019539 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000019539 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000019539 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000019539 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019541 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019541 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000019541 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000019541 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000019541 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000019541 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000019541 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000019541 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000019541 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000019541 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000019541 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000019541 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000019541 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000019541 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000019541 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054934 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054934 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000054934 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000054934 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054934 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000054934 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000054934 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000054934 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000054934 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000054934 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000054934 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000054934 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000054934 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000054934 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000054934 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000184535 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184535 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000184535 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000184535 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000184535 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000184535 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000184535 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000184535 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000184535 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000184535 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000184535 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000184535 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000184535 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000184535 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000184535 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019543 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019543 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000019543 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000019543 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000019543 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000019543 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000019543 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000019543 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000019543 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000019543 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000019543 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000019543 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000019543 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000019543 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000019543 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000019542 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000019542 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000019542 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000019542 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000019542 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000019542 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000019542 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000019542 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000019542 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000019542 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000019542 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000019542 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000019542 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000019542 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000019542 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054935 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054935 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000054935 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000054935 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054935 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000054935 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000054935 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000054935 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000054935 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000054935 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000054935 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000054935 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000054935 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000054935 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000054935 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000054936 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054936 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000054936 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000054936 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000054936 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000054936 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000054936 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000054936 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000054936 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000054936 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000054936 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000054936 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000054936 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000054936 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000054936 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000155676 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155676 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000155676 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000155676 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155676 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000155676 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000155676 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000155676 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000155676 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000155676 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000155676 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000155676 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000155676 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000155676 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000155676 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000155677 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155677 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000155677 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000155677 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155677 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000155677 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000155677 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000155677 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000155677 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000155677 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000155677 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000155677 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000155677 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000155677 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000155677 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%
C000155678 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155678 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000155678 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.13%
C000155678 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155678 | Energy
Holdings [Line Items]
Percent of Total Investments	5.46%
C000155678 | Financials
Holdings [Line Items]
Percent of Total Investments	17.09%
C000155678 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.35%
C000155678 | Industrials
Holdings [Line Items]
Percent of Total Investments	21.18%
C000155678 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.32%
C000155678 | Materials
Holdings [Line Items]
Percent of Total Investments	5.85%
C000155678 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.77%
C000155678 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.51%
C000155678 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.03%
C000155678 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.42%
C000155678 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.16%